LONG-TERM DEBT (Details 2) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Outstanding Senior Debt Fixed Parentheticals [Abstract]
Carrying amount		€ 826	€ 872
Amortized cost		849	852
Net gains/(losses) resulting from changes in fair value		43	(61)
Fair value gains/(losses) attributable to changes in instrument specific credit risk		€ 20	€ (76)
Fixed Rate Notes NBG I
Outstanding Senior Debt [Line Items]
Issue date		December 20, 2012
Maturity date		December 2024
Interest rate		Fixed interest rate of 2.535%
Interest payment period		Quarterly
Nominal amount	[1]	€ 45
Own held by the group (nominal amount in million)		€ 0
Currency		EUR
Interest Percentage		2.535%
Fixed Rate Notes NBG II
Outstanding Senior Debt [Line Items]
Issue date		August 5, 2013
Maturity date		August 2023
Interest rate		Fixed interest rate of 2.519%
Interest payment period		Quarterly
Nominal amount	[1]	€ 45
Own held by the group (nominal amount in million)		€ 0
Currency		EUR
Interest Percentage		2.519%
Fixed Rate Notes NBG III
Outstanding Senior Debt [Line Items]
Issue date		December 23, 2013
Maturity date		December 2023
Interest rate		Fixed interest rate of 2.68%
Interest payment period		Semi-annually
Nominal amount	[1]	€ 66
Own held by the group (nominal amount in million)		€ 0
Currency		EUR
Interest Percentage		2.68%
Fixed Rate Notes Nbg IV
Outstanding Senior Debt [Line Items]
Issue date		January 29, 2014
Maturity date		January 2026
Interest rate		Fixed interest rate of 2.96%
Interest payment period		Semi-annually
Nominal amount	[1]	€ 63
Own held by the group (nominal amount in million)		€ 0
Currency		EUR
Interest Percentage		2.96%
Variable Rate Notes Nbg I
Outstanding Senior Debt [Line Items]
Issue date		September 1, 2009
Maturity date		September 2016
Interest rate		Three-month Euribor plus 0.576%
Interest payment period		Quarterly
Nominal amount	[1]	€ 95
Own held by the group (nominal amount in million)
Currency		EUR
Interest Percentage		0.576%
Variable Rate Notes Nbg II
Outstanding Senior Debt [Line Items]
Issue date		December 29, 2014
Maturity date		December 2022
Interest rate		Six-month Euribor plus 1.674%
Interest payment period		Semi-annually
Nominal amount	[1]	€ 33
Own held by the group (nominal amount in million)
Currency		EUR
Interest Percentage		1.674%
Fixed Rate Covered Bonds Third Series NBG
Outstanding Senior Debt [Line Items]
Issue date		October 7, 2009
Maturity date		October 2016
Interest rate		Fixed coupon rate of 3.875%
Interest payment period		Annually
Nominal amount	[2]	€ 846
Own held by the group (nominal amount in million)		€ 4
Currency		EUR
Interest Percentage		3.875%
Variable Rate Bond NBG Pangaea Reic
Outstanding Senior Debt [Line Items]
Issue date		August 20, 2014
Maturity date		July 2019
Interest rate		Euribor plus 4.85%.
Interest payment period		Quarterly
Nominal amount		€ 232
Own held by the group (nominal amount in million)
Currency		EUR
Interest Percentage		4.85%
Senior Unsecured Note Nbg Finance
Liability Management Exercise And Mandatory Conversion [Line Items]
Repurchase Price		100.00%
Currency		EUR
Aggregate Outstanding Nominal		€ 701
Total Nominal Value accepted for the repurchase according to the LME offer		667
Total Nominal Value that was not in the possession of the Bank after the settlement of the LME date and therefore subjected to the Burden Sharing Measures		€ 34
Subordinated Fixed Rate Note Nbg Finance
Liability Management Exercise And Mandatory Conversion [Line Items]
Repurchase Price		75.00%
Currency		EUR
Aggregate Outstanding Nominal		€ 18
Total Nominal Value accepted for the repurchase according to the LME offer		1
Total Nominal Value that was not in the possession of the Bank after the settlement of the LME date and therefore subjected to the Burden Sharing Measures		€ 17
Subordinated Fixed Rate Note Nbg Funding Series A
Liability Management Exercise And Mandatory Conversion [Line Items]
Repurchase Price		30.00%
Currency		EUR
Aggregate Outstanding Nominal		€ 18
Total Nominal Value accepted for the repurchase according to the LME offer		7
Total Nominal Value that was not in the possession of the Bank after the settlement of the LME date and therefore subjected to the Burden Sharing Measures		€ 11
Subordinated Fixed Rate Note Nbg Funding Series B
Liability Management Exercise And Mandatory Conversion [Line Items]
Repurchase Price		30.00%
Currency		EUR
Aggregate Outstanding Nominal		€ 19
Total Nominal Value accepted for the repurchase according to the LME offer		6
Total Nominal Value that was not in the possession of the Bank after the settlement of the LME date and therefore subjected to the Burden Sharing Measures		€ 13
Subordinated Fixed Rate Note Nbg Funding Series C
Liability Management Exercise And Mandatory Conversion [Line Items]
Repurchase Price		30.00%
Currency		USD
Aggregate Outstanding Nominal		€ 14
Total Nominal Value accepted for the repurchase according to the LME offer		8
Total Nominal Value that was not in the possession of the Bank after the settlement of the LME date and therefore subjected to the Burden Sharing Measures		€ 6
Subordinated Fixed Rate Note Nbg Funding Series D
Liability Management Exercise And Mandatory Conversion [Line Items]
Repurchase Price		30.00%
Currency		EUR
Aggregate Outstanding Nominal		€ 23
Total Nominal Value accepted for the repurchase according to the LME offer		9
Total Nominal Value that was not in the possession of the Bank after the settlement of the LME date and therefore subjected to the Burden Sharing Measures		€ 14
Subordinated Fixed Rate Note Nbg Funding Series E
Liability Management Exercise And Mandatory Conversion [Line Items]
Repurchase Price		30.00%
Currency		GBP
Aggregate Outstanding Nominal		€ 9
Total Nominal Value accepted for the repurchase according to the LME offer		1
Total Nominal Value that was not in the possession of the Bank after the settlement of the LME date and therefore subjected to the Burden Sharing Measures		€ 8

[1]	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.
[2]	Includes fixed rate covered bonds issued by the Bank under the EUR 10 billion covered bonds program, which are described in Note 13 and the Group has elected the fair value option. During 2015, net gains of EUR 43 million (2014 loss: EUR 61 million) resulting from changes in the fair value of these notes were recorded in Net trading gain / (loss). Fair value gains of EUR 20 million were attributable to changes in instrument specific credit risk (2014: loss of EUR 76 million). Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2015 were EUR 826 million and EUR 849 million respectively (2014: EUR 872 million and EUR 852 million).